Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Boeing Co. (The)	383	$121,897
General Dynamics Corp.	133	23,334
Huntington Ingalls Industries Inc.	32	8,352
L3Harris Technologies Inc.	59	13,059
Lockheed Martin Corp.	111	47,521
Northrop Grumman Corp.	58	21,725
Raytheon Co.	64	14,140
Spirit AeroSystems Holdings Inc., Class A	82	5,356
Textron Inc.	343	15,754
United Technologies Corp.	220	33,044

		304,182

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	96	6,933
Expeditors International of Washington Inc.	90	6,574
FedEx Corp.	144	20,828
United Parcel Service Inc., Class B	381	39,441

		73,776

Airlines — 0.6%
American Airlines Group Inc.	466	12,508
Delta Air Lines Inc.	572	31,883
Southwest Airlines Co.	471	25,896
United Airlines Holdings Inc.(a)	178	13,314

		83,601

Auto Components — 0.2%
Aptiv PLC	90	7,631
Gentex Corp.	261	7,770
Lear Corp.	69	8,500

		23,901

Automobiles — 0.5%
Ford Motor Co.	3,492	30,800
General Motors Co.	924	30,852
Harley-Davidson Inc.	178	5,945

		67,597

Banks — 11.6%
Bank of America Corp.	9,538	313,133
CIT Group Inc.	304	13,896
Citigroup Inc.	3,396	252,696
Citizens Financial Group Inc.	541	20,169
Comerica Inc.	307	18,776
Fifth Third Bancorp.	933	26,544
Huntington Bancshares Inc./OH	1,027	13,936
JPMorgan Chase & Co.	2,937	388,741
KeyCorp	1,033	19,327
M&T Bank Corp.	172	28,985
PacWest Bancorp.	191	6,695
PNC Financial Services Group Inc. (The)	386	57,340
Regions Financial Corp.	1,755	27,325
Truist Financial Corp.	489	25,218
U.S. Bancorp.	998	53,114
Wells Fargo & Co.	6,017	282,438
Zions Bancorp. N.A.	255	11,600

		1,559,933

Beverages — 1.6%
Coca-Cola Co. (The)	1,482	86,549
Constellation Brands Inc., Class A	81	15,252
Monster Beverage Corp.(a)	127	8,458

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	698	$99,130

		209,389

Biotechnology — 3.3%
AbbVie Inc.	1,859	150,616
Amgen Inc.	858	185,371
Biogen Inc.(a)	174	46,780
Gilead Sciences Inc.	955	60,356

		443,123

Building Products — 0.5%
Fortune Brands Home & Security Inc.	103	7,077
Johnson Controls International PLC	1,161	45,802
Masco Corp.	187	8,886

		61,765

Capital Markets — 3.5%
Ameriprise Financial Inc.	165	27,293
Bank of New York Mellon Corp. (The)	952	42,631
BlackRock Inc.(b)	79	41,661
Charles Schwab Corp. (The)	531	24,187
CME Group Inc.	65	14,112
E*TRADE Financial Corp.	343	14,619
Franklin Resources Inc.	427	10,803
Goldman Sachs Group Inc. (The)	281	66,808
Intercontinental Exchange Inc.	264	26,331
Invesco Ltd.	498	8,615
Moody’s Corp.	40	10,272
Morgan Stanley	1,497	78,233
MSCI Inc.	40	11,432
Nasdaq Inc.	51	5,939
Northern Trust Corp.	172	16,823
S&P Global Inc.	94	27,611
State Street Corp.	184	13,916
T Rowe Price Group Inc.	155	20,697
TD Ameritrade Holding Corp.	150	7,122

		469,105

Chemicals — 1.5%
Air Products & Chemicals Inc.	55	13,129
Albemarle Corp.	76	6,101
Celanese Corp.	110	11,385
Chemours Co. (The)	526	7,296
DuPont de Nemours Inc.	1,004	51,385
Eastman Chemical Co.	120	8,552
Ecolab Inc.	58	11,374
Linde PLC	185	37,579
LyondellBasell Industries NV, Class A	442	34,414
PPG Industries Inc.	150	17,976
Sherwin-Williams Co. (The)	16	8,912

		208,103

Commercial Services & Supplies — 0.3%
Cintas Corp.	44	12,275
Republic Services Inc.	106	10,075
Waste Management Inc.	152	18,498

		40,848

Communications Equipment — 2.5%
Cisco Systems Inc.	6,947	319,354
F5 Networks Inc.(a)	36	4,396
Juniper Networks Inc.	481	11,034
Motorola Solutions Inc.	35	6,195

		340,979

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 1.1%
Ally Financial Inc.	474	$15,182
American Express Co.	378	49,091
Capital One Financial Corp.	244	24,351
Discover Financial Services	374	28,099
Navient Corp.	349	5,019
Synchrony Financial	878	28,456

		150,198

Containers & Packaging — 0.3%
Ball Corp.	162	11,693
International Paper Co.	384	15,637
Sealed Air Corp.	226	8,023
Westrock Co.	182	7,098

		42,451

Distributors — 0.0%
Genuine Parts Co.	63	5,895

Diversified Financial Services — 0.3%
Berkshire Hathaway Inc., Class B(a)	73	16,383
Equitable Holdings Inc.	450	10,809
Voya Financial Inc.	276	16,486

		43,678

Diversified Telecommunication Services — 2.3%
AT&T Inc.	4,830	181,705
CenturyLink Inc.	874	11,939
Verizon Communications Inc.	2,048	121,733

		315,377

Electric Utilities — 1.3%
American Electric Power Co. Inc.	173	18,030
Avangrid Inc.	24	1,278
Duke Energy Corp.	310	30,265
Edison International	153	11,712
Evergy Inc.	355	25,617
Eversource Energy	104	9,614
Exelon Corp.	398	18,941
NextEra Energy Inc.	71	19,042
PPL Corp.	268	9,699
Southern Co. (The)	334	23,514
Xcel Energy Inc.	99	6,850

		174,562

Electrical Equipment — 0.6%
Eaton Corp. PLC	314	29,664
Emerson Electric Co.	386	27,649
Rockwell Automation Inc.	105	20,124

		77,437

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	124	12,334
Avnet Inc.	165	6,021
CDW Corp./DE	64	8,349
Corning Inc.	1,017	27,144
Jabil Inc.	144	5,600
TE Connectivity Ltd.	214	19,726

		79,174

Energy Equipment & Services — 0.5%
Baker Hughes Co.	1,142	24,736
Halliburton Co.	380	8,288
Schlumberger Ltd.	1,026	34,381

		67,405

Security	Shares	Value

Entertainment — 0.5%
Electronic Arts Inc.(a)	120	$12,950
Walt Disney Co. (The)	419	57,952

		70,902

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	104	24,101
AvalonBay Communities Inc.	42	9,101
Boston Properties Inc.	50	7,168
Colony Capital Inc.	1,194	5,576
Digital Realty Trust Inc.	84	10,331
Equity Residential	118	9,803
Essex Property Trust Inc.	22	6,815
Healthpeak Properties Inc.	274	9,861
Host Hotels & Resorts Inc.	543	8,873
Macerich Co. (The)	155	3,458
Park Hotels & Resorts Inc.	252	5,529
Prologis Inc.	180	16,718
Public Storage	70	15,663
SBA Communications Corp.	42	10,482
Simon Property Group Inc.	255	33,953
SL Green Realty Corp.	155	14,266
Ventas Inc.	157	9,084
VEREIT Inc.	190	1,854
Vornado Realty Trust	81	5,327
Weyerhaeuser Co.	522	15,112
WP Carey Inc.	46	3,870

		226,945

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	57	17,415
Kroger Co. (The)	718	19,285
Sysco Corp.	256	21,028
Walgreens Boots Alliance Inc.	996	50,646
Walmart Inc.	710	81,288

		189,662

Food Products — 0.8%
Archer-Daniels-Midland Co.	262	11,727
Campbell Soup Co.	61	2,952
Conagra Brands Inc.	22	724
Hershey Co. (The)	66	10,241
Hormel Foods Corp.	79	3,734
Kellogg Co.	128	8,731
Kraft Heinz Co. (The)	392	11,446
Mondelez International Inc., Class A	767	44,010
Tyson Foods Inc., Class A	112	9,255

		102,820

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	368	32,068
Baxter International Inc.	342	30,513
Becton Dickinson and Co.	28	7,705
Medtronic PLC	480	55,411
Stryker Corp.	59	12,431

		138,128

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	104	8,898
Anthem Inc.	84	22,284
Cardinal Health Inc.	287	14,697
Cigna Corp.(a)	81	15,583
CVS Health Corp.	443	30,044
DaVita Inc.(a)	209	16,693
HCA Healthcare Inc.	135	18,738

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana Inc.	73	$24,545
McKesson Corp.	196	27,952
Quest Diagnostics Inc.	69	7,636
UnitedHealth Group Inc.	351	95,630

		282,700

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	446	19,414
Darden Restaurants Inc.	59	6,869
Domino’s Pizza Inc.	21	5,917
Hilton Worldwide Holdings Inc.	202	21,776
Hyatt Hotels Corp., Class A	113	9,553
Las Vegas Sands Corp.	258	16,850
Marriott International Inc./MD, Class A	247	34,595
McDonald’s Corp.	535	114,474
Royal Caribbean Cruises Ltd.	78	9,132
Six Flags Entertainment Corp.	74	2,822
Starbucks Corp.	1,468	124,530
Wyndham Destinations Inc.	128	6,212
Yum! Brands Inc.	282	29,827

		401,971

Household Durables — 0.3%
Newell Brands Inc.	730	14,257
NVR Inc.(a)	2	7,634
PulteGroup Inc.	150	6,697
Toll Brothers Inc.	124	5,501
Whirlpool Corp.	87	12,717

		46,806

Household Products — 1.8%
Clorox Co. (The)	82	12,899
Colgate-Palmolive Co.	513	37,849
Kimberly-Clark Corp.	195	27,932
Procter & Gamble Co. (The)	1,367	170,356

		249,036

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	415	15,309

Industrial Conglomerates — 1.2%
3M Co.	450	71,397
General Electric Co.	343	4,270
Honeywell International Inc.	471	81,587

		157,254

Insurance — 2.9%
Aflac Inc.	500	25,785
Allstate Corp. (The)	297	35,206
American International Group Inc.	490	24,627
Aon PLC	131	28,853
Assured Guaranty Ltd.	136	6,234
Chubb Ltd.	207	31,462
Hartford Financial Services Group Inc. (The)	103	6,106
Lincoln National Corp.	223	12,149
Loews Corp.	379	19,500
Marsh & McLennan Companies Inc.	159	17,786
MetLife Inc.	1,072	53,289
Principal Financial Group Inc.	214	11,331
Progressive Corp. (The)	303	24,449
Prudential Financial Inc.	471	42,889
Travelers Companies Inc. (The)	209	27,509
Unum Group	245	6,539
White Mountains Insurance Group Ltd.	3	3,352

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	39	$8,240

		385,306

Interactive Media & Services — 1.8%
Alphabet Inc., Class A(a)	49	70,206
Alphabet Inc., Class C, NVS(a)	49	70,277
Facebook Inc., Class A(a)	517	104,388

		244,871

Internet & Direct Marketing Retail — 1.2%
Booking Holdings Inc.(a)	44	80,544
eBay Inc.	1,702	57,119
Expedia Group Inc.	99	10,737
Qurate Retail Inc., Series A(a)	1,274	10,867

		159,267

IT Services — 4.3%
Accenture PLC, Class A	210	43,094
Akamai Technologies Inc.(a)	81	7,561
Alliance Data Systems Corp.	85	8,737
Automatic Data Processing Inc.	177	30,336
Cognizant Technology Solutions Corp., Class A	469	28,787
DXC Technology Co.	428	13,645
Fidelity National Information Services Inc.	160	22,986
Fiserv Inc.(a)	102	12,098
FleetCor Technologies Inc.(a)	17	5,359
International Business Machines Corp.	852	122,458
Leidos Holdings Inc.	77	7,736
Mastercard Inc., Class A	271	85,620
Paychex Inc.	133	11,407
PayPal Holdings Inc.(a)	276	31,434
VeriSign Inc.(a)	40	8,326
Visa Inc., Class A	667	132,713
Western Union Co. (The)	370	9,953

		582,250

Leisure Products — 0.0%
Hasbro Inc.	62	6,316

Life Sciences Tools & Services — 0.3%
IQVIA Holdings Inc.(a)	95	14,749
Waters Corp.(a)	91	20,365

		35,114

Machinery — 1.5%
Allison Transmission Holdings Inc.	153	6,763
Caterpillar Inc.	466	61,209
Cummins Inc.	122	19,516
Deere & Co.	144	22,836
Dover Corp.	88	10,019
Illinois Tool Works Inc.	190	33,246
Ingersoll-Rand PLC	119	15,854
PACCAR Inc.	91	6,753
Parker-Hannifin Corp.	64	12,524
Stanley Black & Decker Inc.	49	7,807
Terex Corp.	128	3,245

		199,772

Media — 1.2%
Charter Communications Inc., Class A(a)	127	65,717
Comcast Corp., Class A	1,106	47,768
Interpublic Group of Companies Inc. (The)	255	5,789
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	157	7,626
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	288	14,118
Omnicom Group Inc.	176	13,255

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.	1,161	$8,208
ViacomCBS Inc., Class B, NVS	172	5,870

		168,351

Metals & Mining — 0.2%
Newmont Corp.	155	6,984
Nucor Corp.	213	10,115
Southern Copper Corp.	41	1,545
Steel Dynamics Inc.	220	6,574

		25,218

Mortgage Real Estate Investment — 0.1%
Starwood Property Trust Inc.	274	7,031

Multi-Utilities — 0.2%
DTE Energy Co.	69	9,150
Public Service Enterprise Group Inc.	201	11,899
WEC Energy Group Inc.	119	11,887

		32,936

Multiline Retail — 0.5%
Dollar General Corp.	106	16,261
Kohl’s Corp.	210	8,978
Nordstrom Inc.	157	5,787
Target Corp.	316	34,994

		66,020

Oil, Gas & Consumable Fuels — 4.4%
Apache Corp.	220	6,037
Cabot Oil & Gas Corp.	612	8,623
Chevron Corp.	1,077	115,390
ConocoPhillips	971	57,707
Devon Energy Corp.	1,191	25,868
EOG Resources Inc.	106	7,728
Exxon Mobil Corp.	2,742	170,333
Hess Corp.	181	10,239
Kinder Morgan Inc./DE	1,147	23,938
Marathon Oil Corp.	659	7,493
Marathon Petroleum Corp.	948	51,666
ONEOK Inc.	109	8,161
Phillips 66	452	41,299
Valero Energy Corp.	445	37,518
Williams Companies Inc. (The)	957	19,800

		591,800

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	104	20,297
Herbalife Nutrition Ltd.(a)	111	4,312

		24,609

Pharmaceuticals — 5.7%
Allergan PLC	201	37,515
Bristol-Myers Squibb Co.	856	53,885
Eli Lilly & Co.	531	74,149
Johnson & Johnson	1,454	216,457
Merck & Co. Inc.	1,809	154,561
Pfizer Inc.	6,046	225,153
Zoetis Inc.	96	12,884

		774,604

Professional Services — 0.1%
IHS Markit Ltd.(a)	74	5,836
ManpowerGroup Inc.	61	5,581
Nielsen Holdings PLC	274	5,589

		17,006

Security	Shares	Value

Road & Rail — 1.7%
CSX Corp.	799	$60,996
Norfolk Southern Corp.	211	43,932
Union Pacific Corp.	706	126,671

		231,599

Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices Inc.	129	14,158
Applied Materials Inc.	973	56,424
Broadcom Inc.	427	130,303
Intel Corp.	3,501	223,819
KLA Corp.	88	14,585
Lam Research Corp.	169	50,398
Maxim Integrated Products Inc.	212	12,745
NVIDIA Corp.	68	16,077
QUALCOMM Inc.	2,084	177,786
Skyworks Solutions Inc.	116	13,125
Teradyne Inc.	129	8,513
Texas Instruments Inc.	669	80,715
Xilinx Inc.	108	9,124

		807,772

Software — 5.4%
Adobe Inc.(a)	81	28,442
CDK Global Inc.	148	7,945
Citrix Systems Inc.	146	17,698
Intuit Inc.	45	12,617
Microsoft Corp.	2,439	415,191
Oracle Corp.	4,607	241,637
VMware Inc., Class A(a)	50	7,403

		730,933

Specialty Retail — 2.9%
AutoZone Inc.(a)	18	19,043
Best Buy Co. Inc.	262	22,189
CarMax Inc.(a)	92	8,928
Foot Locker Inc.	168	6,379
Gap Inc. (The)	283	4,927
Home Depot Inc. (The)	780	177,918
L Brands Inc.	313	7,249
Lowe’s Companies Inc.	519	60,329
O’Reilly Automotive Inc.(a)	45	18,274
Ross Stores Inc.	166	18,624
Tiffany & Co.	49	6,567
TJX Companies Inc. (The)	598	35,306
Ulta Salon Cosmetics & Fragrance Inc.(a)	30	8,037

		393,770

Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	2,434	753,347
Dell Technologies Inc., Class C(a)	1,316	64,181
Hewlett Packard Enterprise Co.	3,026	42,152
HP Inc.	2,177	46,414
NetApp Inc.	431	23,016
Seagate Technology PLC	262	14,931
Western Digital Corp.	285	18,668
Xerox Holdings Corp.(a)	223	7,932

		970,641

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	727	70,010
VF Corp.	55	4,563

		74,573

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.3%
Altria Group Inc.	1,823	$86,647
Philip Morris International Inc.	1,050	86,835

		173,482

Trading Companies & Distributors — 0.2%
Fastenal Co.	190	6,627
HD Supply Holdings Inc.(a)	122	4,970
United Rentals Inc.(a)	60	8,142
WW Grainger Inc.	28	8,475

		28,214

Total Common Stocks — 99.7% (Cost: $12,467,279)		13,455,467

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	21,000	21,000

Total Short-Term Investments — 0.2% (Cost: $21,000)		21,000

Total Investments in Securities — 99.9% (Cost: $12,488,279)		13,476,467

Other Assets, Less Liabilities — 0.1%		15,453

Net Assets — 100.0%		$13,491,920

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$—	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,909	4,091	(b)	—	21,000	21,000	263	—	—
BlackRock Inc.	52	48		(21)	79	41,661	683	(999)	4,468

						$62,661	$946	$(1,002)	$4,468

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Midcap 500 E-Mini	1	03/20/20	$16	$30

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Dividend and Buyback ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,455,467	$—	$—	$13,455,467
Money Market Funds	21,000	—	—	21,000

	$13,476,467	$—	$—	$13,476,467

Derivative financial instruments(a)
Assets
Futures Contracts	$30	$—	$—	$30

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares